CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows From Operating Activities:
Net loss	$ (8,723,189)	$ (10,520,775)	$ (11,290,907)
Adjustments to reconcile net loss to net cash used in operating activities-continuing operations:
Depreciation and amortization	4,369,841	4,610,265	4,172,436
Loss on sale of discontinued operations	0	0	448,675
Impairment on intangibles and other long-lived assets	0	0	934,611
Loss on disposal of property and equipment	2,306	904	4,658
Provision for doubtful accounts	118,892	93,741	137,766
Stock options issued to consultants for services	102,532	54,181	92,501
Stock-based compensation	581,900	1,207,845	1,303,037
Change in estimated fair value of warrant liability (See Note 1)	197,098	(808,786)	0
Changes in operating assets and liabilities, net of effects from discontinued operations:
Accounts receivable	588,565	2,172,169	238,166
Inventories	733,138	1,995,795	(63,946)
Prepaid expenses and other assets	890,131	524,123	932,306
Accounts payable	(1,362,685)	(1,968,726)	1,569,815
Accrued compensation and related expenses	649,417	(389,713)	(93,889)
Other accrued liabilities	168,477	317,798	190,058
Interest accrued on convertible debt	1,906,101	1,219,200	0
Deferred revenues	(116,314)	(762,267)	130,643
Net cash provided by (used in) operating activities-continuing operations	106,210	(2,254,246)	(1,294,070)
Net cash provided by operating activities-discontinued operations	0	0	584,838
Net cash provided by (used in) operating activities	106,210	(2,254,246)	(709,232)
Cash Flows From Investing Activities:
Purchases of property and equipment	(112,619)	(137,434)	(261,822)
Lasers placed into service	(422,195)	(1,940,810)	(5,089,137)
Proceeds from disposition of discontinued operations	0	0	3,149,736
Deferred costs on proposed acquisition	0	0	(564,930)
Acquisition costs, net of cash received	(96,514)	(12,578,022)	0
Net cash used in investing activities-continuing operations	(631,328)	(14,656,266)	(2,766,153)
Net cash used in investing activities-discontinued operations	0	0	(68,462)
Net cash used in investing activities	(631,328)	(14,656,266)	(2,834,615)
Cash Flows From Financing Activities:
Proceeds from issuance of common stock, net	3,773,234	2,831,472	0
Proceeds from issuance of restricted common stock	0	280	0
Registration costs	(754,153)	(434,836)	0
Payments on long-term debt other than line of credit	(493,627)	(415,902)	(107,376)
Payments on notes payable	0	0	(911,350)
Proceeds from term debt	2,500,000	0	0
Advances on line of credit	0	0	3,580,933
Repayments on line of credit	(3,198,954)	(4,717,381)	(5,236,056)
Decrease in restricted cash and cash equivalents	78,000	0	39,000
Proceeds from convertible debt	0	18,000,000	0
Net cash provided by (used in) financing activities-continuing operations	1,904,500	15,263,633	(2,634,849)
Net cash provided by financing activities-discontinued operations	0	0	0
Net cash provided by (used in) financing activities	1,904,500	15,263,633	(2,634,849)
Effect of exchange rate changes on cash	27,778	105,060	0
Net increase (decrease) in cash and cash equivalents	1,407,160	(1,541,819)	(6,178,696)
Cash and cash equivalents, beginning of year	2,116,788	3,658,607	9,837,303
Cash and cash equivalents, end of year	$ 3,523,948	$ 2,116,788	$ 3,658,607